Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Accounts receivable	1,259,251	2,264,660	374,095
Allowance for doubtful accounts	(5,768)	(43,814)	(7,237)

	1,253,483	2,220,846	366,858

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	2,223	5,806	5,768	953
Amounts charged to (credited against) costs and expenses	3,583	(38)	38,046	6,284

Balance as of December 31	5,806	5,768	43,814	7,237